Other Employee-Related Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other Employee-Related Obligations
Other employee-related liabilities, current	€ 3,147	€ 3,059
Other non-financial liabilities, current	€ 4,643	€ 4,839
% of other non-financial liabilities, current	68.00%	63.00%
Other employee-related liabilities, non-current	€ 316	€ 352
Other non-financial liabilities, non-current	€ 770	€ 957
% of other non-financial liabilities, non-current	41.00%	37.00%
Other employee-related liabilities	€ 3,464	€ 3,411
Other non-financial liabilities	€ 5,413	€ 5,796
% of other non-financial liabilities	64.00%	59.00%
Amount of current employee related provisions reclassified from other provisions to other non-financial liabilities		€ 21
Amount of non-current employee related provisions reclassified from other provisions to other non-financial liabilities		€ 143